Share-Based Compensation (Details) - Summarizes the activity of the Company's stock options (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarizes the activity of the Company's stock options [Abstract]
Options Outstanding, Number	6,500	1,500	6,500
Options, Weighted Average Exercise Price (in Dollars per share)	$ 5.57	$ 0.78	$ 5.57	$ 4.99	$ 4.51
Options, Weighted Average Remaining Contractual Term		2 years 292 days
Vested and expected to vest at end of period		1,500
Vested and expected to vest at end of period (in Dollars per share)		$ 0.78
Vested and expected to vest at end of period		2 years 292 days
Vested and expected to vest at end of period (in Dollars)
Exercisable at end of period	6,500	1,500	6,500
Exercisable at end of period (in Dollars per share)		$ 0.78
Exercisable at end of period		2 years 292 days
Granted			3,000	1,000
Granted (in Dollars per share)
Exercised
Exercised (in Dollars per share)
Terminated		5,000
Terminated (in Dollars per share)		$ 7.00	$ 4.30	$ 3.97